Assets and liabilities held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale
The assets held for sale can be detailed as follows:

(in thousands of USD)	December 31, 2020	December 31, 2019	December 31, 2018
Vessels	—	12,705	42,000
Of which in Tankers segment	—	12,705	42,000
Of which in FSO segment	—	—	—

(in thousands of USD)	(Estimated) Net sale price	Book Value	Asset Held For Sale	Impairment Loss	(Expected) Gain
At January 1, 2019	—	—	42,000	—	—

Assets transferred to assets held for sale
Finesse	21,003	12,705	12,705	—	8,298

Assets sold from assets held for sale
Felicity	42,000	42,000	(42,000)	—	—

At December 31, 2019	—	—	12,705	—	8,298

At January 1, 2020	—	—	12,705	—	—

Assets sold from assets held for sale
Finesse	21,003	12,705	(12,705)	—	8,298

At December 31, 2020	—	—	—	—	8,298